Revenue, Other Income And Other Gain - Summary of timing of revenue recognition (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Timing Of Revenue Recognition [Line Items]
Revenue from contracts with customers	$ 825,184,760	$ 680,477,636	$ 607,263,125
Capital market solutions [Member]
Disclosure Of Timing Of Revenue Recognition [Line Items]
Revenue from contracts with customers	581,932,693	680,477,636	607,263,125
Investment Banking [member]
Disclosure Of Timing Of Revenue Recognition [Line Items]
Revenue from contracts with customers	581,932,693
Digital solutions and other services [Member]
Disclosure Of Timing Of Revenue Recognition [Line Items]
Revenue from contracts with customers	183,572,996
Fashion and luxury media advertising and marketing services [Member]
Disclosure Of Timing Of Revenue Recognition [Line Items]
Revenue from contracts with customers	59,679,071
Services transferred at a point in time
Disclosure Of Timing Of Revenue Recognition [Line Items]
Revenue from contracts with customers	601,540,924
Services transferred at a point in time | Capital market solutions [Member]
Disclosure Of Timing Of Revenue Recognition [Line Items]
Revenue from contracts with customers		623,008,452	200,058,634
Services transferred at a point in time | Investment Banking [member]
Disclosure Of Timing Of Revenue Recognition [Line Items]
Revenue from contracts with customers	565,141,610
Services transferred at a point in time | Digital solutions and other services [Member]
Disclosure Of Timing Of Revenue Recognition [Line Items]
Revenue from contracts with customers	8,145,147
Services transferred at a point in time | Fashion and luxury media advertising and marketing services [Member]
Disclosure Of Timing Of Revenue Recognition [Line Items]
Revenue from contracts with customers	28,254,167
Services transferred over time
Disclosure Of Timing Of Revenue Recognition [Line Items]
Revenue from contracts with customers	223,643,836
Services transferred over time | Capital market solutions [Member]
Disclosure Of Timing Of Revenue Recognition [Line Items]
Revenue from contracts with customers		$ 57,469,184	$ 407,204,491
Services transferred over time | Investment Banking [member]
Disclosure Of Timing Of Revenue Recognition [Line Items]
Revenue from contracts with customers	16,791,083
Services transferred over time | Digital solutions and other services [Member]
Disclosure Of Timing Of Revenue Recognition [Line Items]
Revenue from contracts with customers	175,427,849
Services transferred over time | Fashion and luxury media advertising and marketing services [Member]
Disclosure Of Timing Of Revenue Recognition [Line Items]
Revenue from contracts with customers	$ 31,424,904